Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May. 11, 2016
Document And Entity Information
Entity Registrant Name	MassRoots, Inc.
Entity Central Index Key	0001589149
Document Type	POS AM
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		48,695,151
Document Fiscal Year Focus	2016